Stock Option and Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option and Compensation Plans
Schedule of activity under the Company's Option Plan

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Fair Value Per Share
	(shares in thousands)
Balance, December 31, 2010	260	953
Increase to Option pool	—	—
Options granted	(184)	184	$1.65	$1.18
Options exercised	—	(24)	$0.17	$0.12
Options forfeited	—	—

Balance, December 31, 2011	76	1,113
Increase to Option pool	314	—
Options granted	(250)	250	$3.12	$1.65
Options exercised	—	(18)	$0.12	$1.59
Options forfeited	1	(1)

Balance, December 31, 2012	141	1,344	$1.65	$1.30